Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Other comprehensive (losses)/income
Other comprehensive (losses)/income, taxes	¥ 0	¥ 0	¥ 0